Income Taxes - Summary of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry-forward	$ 10,604	$ 11,618
Credit carry-forward	2,468	1,476
Interest expense limitation carry-forward	7,811	7,087
Non-deductible reserves	520	444
Accruals and other temporary differences	1,047	423
Stock compensation	698	439
Property and equipment	1,089	855
Gross deferred tax assets	24,237	22,342
Less valuation allowance	(7,164)	(6,148)
Total deferred tax assets (after valuation allowance)	17,073	16,194
Deferred tax liabilities:
Property and equipment	(4,089)	(3,849)
Intangible assets	(49,461)	(56,329)
Goodwill	(6,241)	(4,894)
Total deferred tax liabilities	(59,791)	(65,072)
Net deferred tax liabilities	$ (42,718)	$ (48,878)